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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-002361

ING VP Intermediate Bond Portfolio

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)        (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP Intermediate Bond Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2008 (Unaudited)

	Principal Amount			Value
CORPORATE BONDS/NOTES: 20.5%
			Agriculture: 0.2%
	$2,461,000		Philip Morris International, Inc., 5.650%, due 05/16/18	$2,278,891
	4,883,000		Philip Morris International, Inc., 6.375%, due 05/16/38	4,308,456
				6,587,347
			Airlines: 0.4%
	13,810,000	C	Delta Airlines, Inc., 7.570%, due 11/18/10	12,498,050
				12,498,050
			Auto Manufacturers: 0.3%
	6,175,013		Ford Motor Co., 5.490%, due 11/29/13	4,084,511
	5,928,000	C	General Motors Corp., 8.250%, due 07/15/23	2,356,380
	8,893,000	C	General Motors Corp., 8.375%, due 07/15/33	3,601,665
				10,042,556
			Banks: 5.4%
	7,880,000	C	Australia & New Zealand Banking Group Ltd., 3.181%, due 12/31/49	5,082,600
	12,895,000	C	BAC Capital Trust XIV, 5.630%, due 12/31/49	6,677,418
	4,745,000	#, C	Banco Mercantil del Norte SA, 6.135%, due 10/13/16	4,547,390
	13,480,000	C	Bank of America Corp., 8.000%, due 01/30/18	10,690,476
	12,176,000	C	Bank of America Corp., 8.125%, due 12/29/49	9,852,697
	3,090,000	C	Bank of Ireland, 3.563%, due 12/29/49	2,101,200
	1,220,000	C	Bank of Scotland, 3.063%, due 12/31/49	747,250
	539,000	C	BankAmerica Capital II, 8.000%, due 12/15/26	462,076
	3,750,000	C	Barclays Bank PLC, 3.250%, due 12/31/49	2,418,750
	2,120,000	C	Barclays Bank PLC, 3.313%, due 08/29/49	1,262,543
	3,395,000	#, C	Barclays Bank PLC, 5.926%, due 09/29/49	2,364,424
	10,438,000	#	Barclays Bank PLC, 6.050%, due 12/04/17	9,724,657
	1,475,000	C	Barclays O/S Inv, 3.189%, due 04/11/49	951,375
	5,260,000	C	BNP Paribas, 3.998%, due 09/29/49	4,155,779
	2,768,000	#, C	Danske Bank A/S, 5.914%, due 12/29/49	2,427,016
	2,280,000	C	Den Norske Bank ASA, 3.063%, due 11/29/49	1,486,127
	6,525,000	#, C	Dresdner Funding Trust I, 8.151%, due 06/30/31	5,023,565
	4,580,000		Fifth Third Bancorp., 8.250%, due 03/01/38	3,481,798
	6,361,000		First Tennessee Bank NA, 2.867%, due 05/18/09	6,027,944
	2,000	C	Fleet Capital Trust II, 7.920%, due 12/11/26	1,987
	3,280,000	#, C	HBOS PLC, 5.375%, due 11/29/49	2,031,238
	8,370,000	C	Hongkong & Shanghai Banking Corp., Ltd., 2.938%, due 07/29/49	5,607,900
	10,510,000	C	HSBC Bank PLC, 3.288%, due 06/29/49	5,675,400
	5,770,000		HSBC Bank PLC, 3.437%, due 06/29/49	3,202,350
	5,540,000	C	Lloyds TSB Bank PLC, 3.000%, due 11/29/49	3,130,100
	6,070,000	C	Lloyds TSB Bank PLC, 3.218%, due 08/29/49	3,429,550
	6,810,000	C	Lloyds TSB Bank PLC, 3.500%, due 06/29/49	3,847,650
	2,819,000	#, C	Lloyds TSB Group PLC, 6.267%, due 11/14/49	2,114,405
	1,550,000	C	Mizuho Financial Group Cayman Ltd., 8.375%, due 01/29/49	1,333,023
	20,734,000	C	National City Preferred Capital Trust I, 12.000%, due 12/29/49	7,240,437
	760,000	C	National Westminster Bank PLC, 3.000%, due 11/29/49	478,800
	1,140,000	C	National Westminster Bank PLC, 3.313%, due 08/29/49	746,700
	5,200,000	#, C	PNC Preferred Funding Trust I, 8.700%, due 02/19/49	4,644,099
	5,015,000	#, C	Rabobank Capital Funding II, 5.260%, due 12/29/49	4,647,701
	4,684,000	#, C	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	4,043,716
	4,399,000	C	RBS Capital Trust I, 5.512%, due 09/30/49	3,558,879
	11,980,000	C	Royal Bank of Scotland Group PLC, 3.375%, due 12/29/49	7,607,300
	2,860,000	C	Societe Generale, 3.003%, due 11/29/49	2,214,161
	12,560,000	C	Standard Chartered PLC, 3.063%, due 11/29/49	6,656,800
	7,850,000	C	Standard Chartered PLC, 3.188%, due 07/29/49	4,160,500
	1,260,000	C	Standard Chartered PLC, 3.275%, due 01/29/49	686,700
	3,240,000	C	Standard Chartered PLC, 3.463%, due 12/29/49	1,733,400
	1,700,000	#, C	Standard Chartered PLC, 6.409%, due 12/31/49	1,312,057
	1,500,000	#, C	Standard Chartered PLC, 7.014%, due 07/30/49	1,265,070
	521,000	C	State Street Capital Trust III, 8.250%, due 12/29/49	511,184
	3,566,000	C	SunTrust Preferred Capital I, 5.853%, due 12/31/49	1,962,534
	757,000		UBS AG, 5.875%, due 12/20/17	673,309
	3,042,000	C	USB Capital IX, 6.189%, due 03/29/49	1,491,298
	4,895,000		Wachovia Bank NA, 6.600%, due 01/15/38	2,906,519
	6,549,000	C	Wachovia Capital Trust III, 5.800%, due 12/31/49	2,751,818
	9,692,000	C	Wells Fargo Capital XV, 9.750%, due 12/29/49	9,410,283
	3,410,000	C	Westpac Banking Corp., 4.056%, due 09/30/49	2,762,738
	2,973,000	#, C	Westpac Capital Trust IV, 5.256%, due 12/29/49	2,301,441
				185,626,132
			Beverages: 0.1%
BRL	7,664,000	#	Ambev International Finance Co., Ltd., 9.500%, due 07/24/17	2,940,102
				2,940,102
			Chemicals: 0.3%
	$1,510,000	Z	Stauffer Chemical, 5.560%, due 04/15/10	1,389,348
	3,180,000	Z	Stauffer Chemical, 12.130%, due 04/15/17	1,550,674
	2,620,000	Z	Stauffer Chemical, 12.720%, due 04/15/18	1,174,473
	5,811,000		Union Carbide Corp., 7.750%, due 10/01/96	5,077,361
				9,191,856
			Computers: 0.3%
	5,066,000	C	Lexmark International, Inc., 5.900%, due 06/01/13	4,973,672
	4,421,000	C	Lexmark International, Inc., 6.650%, due 06/01/18	4,266,530
				9,240,202

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount			Value
		Diversified Financial Services: 5.9%
$17,487,000	#, C	Aiful Corp., 4.450%, due 02/16/10	$13,525,845
1,006,000	#, C	Alpine III, 3.357%, due 08/16/14	1,007,274
1,006,000	#	Alpine III, 3.757%, due 08/16/14	1,007,795
1,507,000	#	Alpine III, 5.557%, due 08/16/14	1,515,052
2,576,000	#	Alpine III, 8.807%, due 08/16/14	2,625,114
5,154,000		American Express Co., 7.000%, due 03/19/18	4,556,327
3,605,000		American Express Co., 8.150%, due 03/19/38	3,232,697
4,700,000		American General Finance Corp., 6.900%, due 12/15/17	2,182,196
17,659,000	#	Astoria Depositor Corp., 8.144%, due 05/01/21	17,570,705
2,802,000	C	BNP Paribas, 3.438%, due 12/31/49	2,105,042
10,071,000		CIT Group, Inc., 2.939%, due 03/12/10	7,266,841
6,400,000		CIT Group, Inc., 3.054%, due 02/13/12	3,458,515
8,150,000		Citigroup, Inc., 6.125%, due 05/15/18	6,759,806
6,652,000	C	Citigroup, Inc., 8.300%, due 12/21/57	4,967,042
19,759,000	C	Citigroup, Inc., 8.400%, due 04/29/49	13,473,860
5,122,000	#, C	Corestates Capital Trust I, 8.000%, due 12/15/26	3,281,809
5,861,000		Countrywide Financial Corp., 5.800%, due 06/07/12	4,955,048
6,814,000		Eksportfinans A/S, 5.125%, due 10/26/11	7,026,651
355,000	#	Farmers Exchange Capital, 7.200%, due 07/15/48	274,525
3,090,000	C	Financiere CSFB NV, 4.000%, due 03/29/49	2,023,950
3,669,000		Ford Motor Credit Co., 5.538%, due 01/13/12	2,348,820
8,272,000		Ford Motor Credit Co., 8.000%, due 12/15/16	5,236,945
6,198,000	C	Fund American Cos., Inc., 5.875%, due 05/15/13	4,600,918
7,666,000		General Electric Capital Corp., 5.875%, due 01/14/38	5,668,179
3,650,000		Goldman Sachs Group, Inc., 5.250%, due 04/01/13	3,051,856
8,293,000		Goldman Sachs Group, Inc., 5.450%, due 11/01/12	7,036,038
5,944,000	C	Goldman Sachs Group, Inc., 5.793%, due 12/31/49	2,613,042
4,791,000	#, C	Harley-Davidson Funding Corp., 6.800%, due 06/15/18	4,493,771
4,798,000	#, C	HVB Funding Trust III, 9.000%, due 10/22/31	4,249,032
11,976,000		International Lease Finance Corp., 6.625%, due 11/15/13	7,348,581
10,040,000	C	JPMorgan Chase & Co., 7.900%, due 04/29/49	8,475,075
23,288,000	#, C	Mangrove Bay Pass-through Trust, 6.102%, due 07/15/33	10,665,042
6,907,000	#	Mantis Reef Ltd., 4.799%, due 11/03/09	6,823,771
2,877,000		Morgan Stanley, 6.000%, due 04/28/15	1,959,424
9,108,862	#, C	Piper Jaffray Equipment Trust Securities, 6.000%, due 09/10/11	7,287,090
7,234,027	#, C	Piper Jaffray Equipment Trust Securities, 6.750%, due 04/01/11	5,787,221
783,410	#	Power Receivable Finance, LLC, 6.290%, due 01/01/12	811,204
9,082,000	#	TNK-BP Finance SA, 7.500%, due 07/18/16	6,380,105
32,450,810	#, Z	Toll Road Investors Partnership II LP, 22.810%, due 02/15/45	3,445,043
4,098,000	#, C	Twin Reefs Pass-through Trust, 3.488%, due 12/10/49	414,923
2,213,000	#, C	Wachovia Capital Trust V, 7.965%, due 06/01/27	989,012
			202,501,186
		Electric: 1.5%
13,524,000	C	Commonwealth Edison Co., 6.950%, due 07/15/18	12,949,230
4,306,000	C	DTE Energy Co., 7.050%, due 06/01/11	4,385,489
3,316,000	C	FPL Group Capital, Inc., 6.350%, due 10/01/66	2,630,914
1,105,000	C	FPL Group Capital, Inc., 6.650%, due 06/15/67	879,337
1,108,354	#, C	Juniper Generation, LLC, 6.790%, due 12/31/14	1,173,053
3,172,000	C	Nevada Power Co., 6.750%, due 07/01/37	2,857,978
409,000	C	Nisource Finance Corp., 6.150%, due 03/01/13	396,256
9,278,000	C	NorthWestern Corp., 5.875%, due 11/01/14	8,878,100
4,673,000	#, C	Oncor Electric Delivery Co., 6.800%, due 09/01/18	4,161,821
6,356,000	#, C	Oncor Electric Delivery Co., 7.500%, due 09/01/38	5,330,841
5,053,000	C	Sierra Pacific Power Co., 6.250%, due 04/15/12	5,089,826
3,936,000	#	White Pine Hydro Portfolio, LLC, 7.260%, due 07/20/15	3,798,795
			52,531,640
		Energy - Alternate Sources: 0.4%
4,900,000		Greater Ohio Ethanol, LLC, 2.630%, due 12/31/13	2,450,000
4,000,000		Greater Ohio Ethanol, LLC, 6.301%, due 12/31/13	3,600,000
3,837,000	#	White Pine Hydro, LLC, 6.310%, due 07/10/17	3,689,383
2,455,000	#	White Pine Hydro, LLC, 6.960%, due 07/10/37	2,376,840
			12,116,223
		Food: 0.2%
6,651,000		Kraft Foods, Inc., 6.125%, due 02/01/18	6,241,292
1,251,000		Kraft Foods, Inc., 6.875%, due 02/01/38	1,155,143
596,000		Kraft Foods, Inc., 7.000%, due 08/11/37	559,273
			7,955,708
		Forest Products & Paper: 0.5%
3,480,000		Abitibi-Consolidated, Inc., 7.500%, due 04/01/28	817,800
10,148,000	C	Abitibi-Consolidated, Inc., 8.500%, due 08/01/29	2,486,260
6,404,000	C	Abitibi-Consolidated, Inc., 8.850%, due 08/01/30	1,568,980
7,790,000	C	International Paper Co., 7.950%, due 06/15/18	7,667,269
5,525,000	C	International Paper Co., 8.700%, due 06/15/38	5,549,934
			18,090,243
		Gas: 0.3%
16,171,000	C	Southern Union Co., 7.200%, due 11/01/66	11,956,967
			11,956,967
		Healthcare - Services: 0.2%
8,165,000	C	UnitedHealth Group, Inc., 6.875%, due 02/15/38	7,209,238
			7,209,238

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount			Value
		Home Builders: 0.1%
$6,493,000	C	Beazer Homes USA, Inc., 8.125%, due 06/15/16	$4,155,520
			4,155,520
		Insurance: 1.1%
10,157,000	C	Aegon NV, 4.634%, due 12/31/49	4,672,220
8,012,000		American International Group, Inc., 5.850%, due 01/16/18	4,027,464
5,729,000	#, C	Metlife Capital Trust IV, 7.875%, due 12/15/37	3,934,700
1,741,000	#, C	North Front Pass-through Trust, 5.810%, due 12/15/24	1,572,981
11,888,000	C	Progressive Corp., 6.700%, due 06/15/37	9,700,893
4,220,000		Prudential Financial, Inc., 6.000%, due 12/01/17	3,768,084
4,522,000		Prudential Financial, Inc., 6.625%, due 12/01/37	3,807,601
15,654,000	C	Security Capital Assurance Ltd., 6.880%, due 06/30/49	704,540
8,235,000	#, C	White Mountains Re Group Ltd., 7.506%, due 05/29/49	5,447,082
2,275,000	C	XL Capital, Ltd., 6.500%, due 12/15/49	1,344,129
			38,979,694
		Media: 0.7%
9,606,000	#, C	COX Communications, Inc., 6.250%, due 06/01/18	8,942,667
2,828,000	#, C	COX Communications, Inc., 6.950%, due 06/01/38	2,523,159
4,379,000	C	News America, Inc., 6.650%, due 11/15/37	3,683,343
3,244,000	C	Thomson Reuters Corp., 5.950%, due 07/15/13	3,243,513
1,985,000	C	Thomson Reuters Corp., 6.500%, due 07/15/18	1,901,743
3,755,000	C	Time Warner Cable, Inc., 7.300%, due 07/01/38	3,349,648
			23,644,073
		Miscellaneous Manufacturing: 0.2%
9,100,000		General Electric Co., 5.250%, due 12/06/17	7,976,751
			7,976,751
		Oil & Gas: 0.1%
2,783,000	#	Empresa Nacional de Petroleo ENAP, 4.875%, due 03/15/14	2,597,354
1,656,000	#	Empresa Nacional de Petroleo ENAP, 6.750%, due 11/15/12	1,701,113
			4,298,467
		Pipelines: 0.3%
1,893,000	C	Northwest Pipeline Corp., 7.000%, due 06/15/16	1,881,640
4,352,000	C	Panhandle Eastern Pipe Line, 6.200%, due 11/01/17	3,930,866
2,894,000	C	Transcontinental Gas Pipe Line Corp., 6.400%, due 04/15/16	2,777,259
			8,589,765
		Real Estate: 0.8%
2,828,000	C	iStar Financial, Inc., 5.150%, due 03/01/12	1,414,942
1,272,000	C	iStar Financial, Inc., 5.500%, due 06/15/12	649,184
2,458,000	C	iStar Financial, Inc., 5.850%, due 03/15/17	1,206,057
4,900,000	C	iStar Financial, Inc., 8.625%, due 06/01/13	2,550,019
1,048,000	C	Liberty Property LP, 6.375%, due 08/15/12	1,037,185
3,933,000	C	Liberty Property LP, 7.750%, due 04/15/09	3,929,299
975,000	C	Rouse Co., 7.200%, due 09/15/12	697,125
14,834,000	#, C	Rouse Co. LP/TRC Co.-Issuer, Inc., 6.750%, due 05/01/13	10,161,290
4,330,000	C	Simon Property Group L.P., 5.300%, due 05/30/13	4,048,472
			25,693,573
		Retail: 0.5%
5,559,547	#, C	CVS Lease Pass-through, 6.036%, due 12/10/28	5,003,909
4,822,000	C	Darden Restaurants, Inc., 5.625%, due 10/15/12	4,547,999
7,496,000	C	Darden Restaurants, Inc., 6.200%, due 10/15/17	6,350,131
			15,902,039
		Telecommunications: 0.4%
9,886,000		Bellsouth Telecommunications, Inc., 7.000%, due 12/01/95	8,119,075
975,000	C	Embarq Corp., 7.995%, due 06/01/36	698,753
9,742,000	C	Sprint Capital Corp., 6.875%, due 11/15/28	6,541,480
			15,359,308
		Transportation: 0.3%
5,315,000	C	CSX Corp., 6.250%, due 04/01/15	5,069,904
6,716,000	C	CSX Corp., 7.450%, due 04/01/38	6,176,396
			11,246,300
		Total Corporate Bonds/Notes
		(Cost $895,458,137)	704,332,940
U.S. GOVERNMENT AGENCY OBLIGATIONS: 41.1%
		Federal Home Loan Mortgage Corporation##: 13.9%
16,243,982	C	2.838%, due 05/15/33	15,215,880
4,131,095	C	3.138%, due 04/15/32	4,064,576
2,371,544	C	4.500%, due 12/15/16	2,380,569
7,753,000	C	4.500%, due 02/15/20	7,281,154
8,752,324	C	5.000%, due 08/15/16	8,783,316
9,490,000	C	5.000%, due 12/15/17	9,503,416
2,808,000	C	5.000%, due 05/15/20	2,763,529
4,958,815	C	5.000%, due 08/15/21	5,000,003
7,892,000	C	5.000%, due 04/15/23	7,579,167
6,475,721	C	5.000%, due 09/15/31	6,299,749
2,458,000	C	5.000%, due 02/15/32	2,399,931
10,310,220	C	5.000%, due 03/15/32	10,022,989
6,681,000	C	5.000%, due 04/15/32	6,599,668
7,628,000	C	5.000%, due 08/15/32	7,513,852
9,737,000	C	5.000%, due 12/15/32	9,587,800
3,771,782	C	5.000%, due 02/15/35	3,732,065
1,169,553		5.015%, due 04/01/35	1,164,190
18,447,409	C	5.500%, due 08/15/20	17,891,546
4,161,000	C	5.500%, due 12/15/20	4,154,637
12,728,922	C	5.500%, due 11/15/22	12,653,763

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount			Value
		Federal Home Loan Mortgage Corporation## (continued)
$5,673,913	C	5.500%, due 04/15/31	$5,768,018
8,140,000	C	5.500%, due 03/15/32	8,151,792
11,182,000	C	5.500%, due 06/15/32	11,307,007
16,989,000	C	5.500%, due 07/15/32	16,883,243
14,157,000	C	5.500%, due 09/15/32	14,066,935
2,494,000	C	5.500%, due 10/15/32	2,489,881
2,217,000	C	5.500%, due 11/15/32	2,221,138
1,100,000	C	5.500%, due 04/15/33	1,091,240
7,306,000	C	5.500%, due 07/15/33	7,283,412
5,030,000	C	5.500%, due 08/15/33	4,997,893
228,496,000	W	5.500%, due 10/15/35	227,050,054
14,818,596	C	6.000%, due 01/15/29	15,155,188
107,704		6.000%, due 02/01/29	109,955
14,472,191		6.000%, due 02/01/36	14,720,452
1,067,814		7.000%, due 09/01/26	1,117,916
231,484		7.000%, due 11/01/31	243,430
432,503		7.500%, due 11/01/28	470,053
			477,719,407
		Federal National Mortgage Association##: 16.0%
2,283,924		3.457%, due 07/25/36	2,224,763
388,566		3.557%, due 08/25/33	378,746
1,193,625		4.945%, due 04/01/35	1,196,171
4,891,424		5.000%, due 02/25/29	4,924,589
221,624,000	W	5.000%, due 10/15/33	215,979,458
1,372,368		5.027%, due 07/01/35	1,369,194
943,352		5.229%, due 08/01/35	944,044
15,580		5.500%, due 11/01/16	15,877
87,719		5.500%, due 12/01/16	89,392
13,146		5.500%, due 04/01/17	13,384
10,624		5.500%, due 01/01/18	10,817
464,033		5.500%, due 02/01/18	468,517
7,959		5.500%, due 06/01/18	8,089
54,156		5.500%, due 10/01/18	55,138
5,861,000		5.500%, due 05/25/30	5,783,879
3,269,374		5.500%, due 12/25/32	3,312,184
234,481,000	W	5.500%, due 10/15/35	233,858,218
10,057,429		5.500%, due 01/25/36	9,585,418
12,448,145		5.500%, due 12/25/36	11,824,516
9,929,848		5.500%, due 02/25/37	9,826,710
423,260		5.500%, due 06/01/37	422,515
95,783		6.000%, due 06/01/16	98,059
272,664		6.000%, due 08/01/16	279,143
208,692		6.000%, due 10/01/16	213,650
179,529		6.000%, due 01/01/17	183,763
109,499		6.000%, due 02/01/17	112,066
1,915		6.000%, due 03/01/17	1,960
477,626		6.000%, due 04/01/17	488,824
357,222		6.000%, due 05/01/17	365,598
153,968		6.000%, due 06/01/17	157,578
261,612		6.000%, due 07/01/17	267,746
441,495		6.000%, due 08/01/17	451,889
1,289,930		6.000%, due 09/01/17	1,320,176
6,306		6.000%, due 10/01/17	6,453
297,205		6.000%, due 11/01/17	304,267
7,418		6.000%, due 02/01/18	7,592
288,653		6.000%, due 04/01/18	294,339
56,622		6.000%, due 09/01/18	57,808
59,607		6.000%, due 10/01/18	60,856
101,415		6.000%, due 11/01/18	103,539
336,082		6.000%, due 12/01/18	344,067
7,516,740		6.000%, due 07/25/29	7,669,736
4,399,498		6.000%, due 04/25/31	4,508,184
6,906,102		6.000%, due 01/01/38	6,998,633
4,640,272		6.000%, due 07/01/38	4,705,372
12,267,144		6.000%, due 08/01/38	12,439,244
192,336		6.500%, due 01/01/23	199,684
37,153		6.500%, due 04/01/27	38,487
61,506		6.500%, due 02/01/28	63,714
168,057		6.500%, due 01/01/32	173,828
128,052		6.500%, due 09/01/32	132,330
380,324		6.500%, due 10/01/32	393,029
12,420		7.000%, due 08/01/25	13,124
4,156		7.000%, due 11/01/25	4,391
44,789		7.000%, due 12/01/25	47,328
85,208		7.000%, due 02/01/26	90,036
182,629		7.000%, due 03/01/26	192,972
5,594		7.000%, due 12/01/27	5,910
78,630		7.000%, due 01/01/30	82,713
2,458,818		7.000%, due 06/01/31	2,587,892
10,868		7.500%, due 11/01/29	11,764
55,650		7.500%, due 10/01/30	60,133
102,714		7.500%, due 11/01/30	110,989
78,624		7.500%, due 09/01/31	84,871
1,295,499	C	7.500%, due 01/25/48	1,360,703

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount			Value
		Federal National Mortgage Association## (continued)
$199,130		10.000%, due 02/25/19	$221,853
			549,607,912
		Government National Mortgage Association: 11.2%
886,000	W	5.000%, due 10/15/34	868,972
54,888		5.125%, due 12/20/29	55,553
78,584		5.375%, due 04/20/28	79,617
248,757,000	W	5.500%, due 10/15/38	249,029,140
126,699,000	W	6.000%, due 10/01/32	128,579,720
45,622		6.500%, due 01/15/29	46,995
2,047,774		6.500%, due 10/15/31	2,108,162
116,992		6.500%, due 01/15/32	120,369
356,411		7.000%, due 04/15/26	376,569
2,496		7.000%, due 12/15/27	2,636
34,600		7.000%, due 01/15/28	36,492
143,800		7.000%, due 02/15/28	151,663
144,605		7.000%, due 05/15/32	152,070
23,644		7.500%, due 04/15/22	25,522
5,978		7.500%, due 05/15/22	6,453
4,598		7.500%, due 06/15/22	4,963
1,330		7.500%, due 08/15/22	1,436
173,755		7.500%, due 12/15/23	187,548
4,840		7.500%, due 06/15/24	5,227
3,539		7.500%, due 01/15/26	3,823
1,627		7.500%, due 07/15/26	1,758
28,652		7.500%, due 03/15/29	30,907
32,572		7.500%, due 04/15/29	35,135
76,979		7.500%, due 08/15/29	83,036
9,622		7.500%, due 09/15/29	10,379
20,546		7.500%, due 10/15/29	22,162
33,295		7.500%, due 12/15/29	35,920
7,314		7.500%, due 01/15/30	7,884
47,213		7.500%, due 02/15/30	50,897
42,788		7.500%, due 05/15/30	46,126
13,690		7.500%, due 06/15/30	14,759
15,706		7.500%, due 07/15/30	16,932
41,767		7.500%, due 08/15/30	45,026
10,871		7.500%, due 10/15/30	11,719
2,683		7.500%, due 11/15/30	2,892
1,534		7.500%, due 01/15/31	1,653
23,379		7.500%, due 02/15/31	25,192
17,365		7.500%, due 03/15/31	18,710
8,811		7.500%, due 04/15/31	9,494
1,563		7.500%, due 09/15/31	1,684
321,565		7.500%, due 12/15/31	346,624
50,037		7.500%, due 01/15/32	53,946
59,103		7.500%, due 03/15/32	63,688
970		7.500%, due 04/15/32	1,044
20,720		7.500%, due 05/15/32	22,299
91,197		7.500%, due 06/15/32	98,144
			382,900,940
		Total U.S. Government Agency Obligations
		(Cost $1,416,871,127)	1,410,228,259
U.S. TREASURY OBLIGATIONS: 20.8%
		U.S. Treasury Bonds: 2.4%
62,703,000	L	4.000%, due 08/15/18	63,614,200
17,795,000	L	4.375%, due 02/15/38	18,027,171
			81,641,371
		U.S. Treasury Notes: 17.3%
57,660,000	L	2.375%, due 08/31/10	58,119,493
531,358,000	L	3.125%, due 08/31/13	535,592,392
			593,711,885
		Treasury Inflation Indexed Protected Securitiesip: 1.1%
40,774,000		1.375%, due 07/15/18	37,674,564
			37,674,564
		Total U.S. Treasury Obligations
		(Cost $718,133,432)	713,027,820
ASSET-BACKED SECURITIES: 2.5%
		Credit Card Asset-Backed Securities: 0.1%
4,167,000	C	Citibank Credit Card Issuance Trust, 5.650%, due 09/20/19	3,824,527
			3,824,527
		Home Equity Asset-Backed Securities: 0.9%
1,253,000	C	GMAC Mortgage Corp. Loan Trust, 6.249%, due 12/25/37	557,916
9,634,012	C	GSAA Trust, 5.242%, due 06/25/34	9,489,070
3,328,000	#, C	Irwin Home Equity, 5.960%, due 08/25/37	2,206,304
350,262	C	Merrill Lynch Mortgage Investors, Inc., 3.567%, due 07/25/34	288,705
2,768,498	C	Morgan Stanley Capital I, 4.407%, due 06/25/33	1,976,489
9,285,000	C	Morgan Stanley Mortgage Loan Trust, 5.858%, due 01/25/47	6,191,678
247,806	C	Renaissance Home Equity Loan Trust, 4.456%, due 05/25/35	245,453
3,393,000	C	Residential Funding Mortgage Securities II, Inc., 5.890%, due 05/25/37	2,612,875
4,000,000	C	Specialty Underwriting & Residential Finance, 3.407%, due 12/25/36	3,433,661
1,472,756	C	Wells Fargo Home Equity Trust, 3.970%, due 05/25/34	1,436,288
500,000	C	Wells Fargo Home Equity Trust, 4.430%, due 05/25/34	475,262
			28,913,701

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount			Value
		Other Asset-Backed Securities: 1.5%
$274,483	C	Amortizing Residential Collateral Trust, 3.457%, due 05/25/32	$172,624
1,268,058	C	Bear Stearns Asset-Backed Securities, Inc., 3.607%, due 07/25/36	622,583
3,231,748	C	Bear Stearns Asset-Backed Securities, Inc., 3.587%, due 06/25/36	2,475,309
622,000		CenterPoint Energy Transition Bond Co., LLC, 4.192%, due 02/01/20	586,884
362,000		CenterPoint Energy Transition Bond Co., LLC, 5.234%, due 02/01/23	323,842
525,690	C	Chase Funding Mortgage Loan Asset-Backed Certificates, 3.507%, due 07/25/33	462,170
29,394	C	Chase Funding Mortgage Loan Asset-Backed Certificates, 4.045%, due 05/25/33	28,160
85,000	C	Countrywide Asset-Backed Certificates, 5.689%, due 10/25/46	64,365
5,913,150	C	Credit-Based Asset Servicing and Securitization, LLC, 4.831%, due 08/25/35	5,763,595
3,722,631	C	Credit-Based Asset Servicing and Securitization, LLC, 5.501%, due 12/25/36	3,391,317
3,360,000	#, C	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, due 12/25/37	2,740,500
2,876,000	#, C	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, due 12/25/37	1,845,135
2,960,159	C	Equity One, Inc., 5.050%, due 09/25/33	2,623,680
589,438	C	Fannie Mae, 3.347%, due 04/25/35	496,057
2,235,891	C	First Horizon Asset Back Trust, 3.337%, due 09/25/29	1,348,871
5,615,058	#, C	Franklin CLO Ltd, 3.754%, due 09/20/15	5,401,686
13,534,000	#, C	Grand Horn Ltd., 3.388%, due 01/12/22	12,180,600
6,265,000	#, C	Hudson Mezzanine Funding, 3.237%, due 06/12/42	6,265
2,451,029	C	Lehman XS Trust, 3.487%, due 08/25/35	1,626,018
2,080,729	#, C	Liberty Square CDO Ltd., 3.181%, due 04/15/13	1,935,078
940,622	C	Merrill Lynch Mortgage Investors, Inc., 3.387%, due 09/25/36	553,628
1,326,594	C	Merrill Lynch Mortgage Investors, Inc., 5.609%, due 03/25/37	1,239,349
34,572	C	Popular Mortgage Pass-through Trust, 4.000%, due 12/25/34	33,985
50,820	C	Residential Asset Mortgage Products, Inc., 3.827%, due 06/25/33	41,224
2,816,798	C	Structured Asset Securities Corp., 4.910%, due 06/25/33	2,094,761
3,625,000	#, C	TCW Select Loan Fund Ltd., Inc., 3.490%, due 10/10/13	3,339,531
			51,397,217
		Total Asset-Backed Securities
		(Cost $102,976,166)	84,135,445
COLLATERALIZED MORTGAGE OBLIGATIONS: 22.7%
765,551	C	American Home Mortgage Assets, 3.645%, due 02/25/47	194,915
9,484,887	C	American Home Mortgage Assets, 3.775%, due 11/25/46	4,774,919
4,412,421	C	American Home Mortgage Assets, 3.855%, due 09/25/46	1,695,750
4,608,880	C	American Home Mortgage Investment Trust, 3.497%, due 11/25/45	2,931,880
15,709,367	C	American Home Mortgage Investment Trust, 3.587%, due 11/25/45	6,837,697
6,659,146	#	Astoria Depositor Corp., 7.902%, due 05/01/21	6,759,033
9,709,799	C	Banc of America Alternative Loan Trust, 6.280%, due 11/25/21	8,969,353
7,872,180	C	Banc of America Alternative Loan Trust, 6.479%, due 04/25/37	6,114,310
137,979,210	C,^	Banc of America Commercial Mortgage, Inc., 0.465%, due 01/15/49	2,288,178
771,942	C	Banc of America Commercial Mortgage, Inc., 4.161%, due 12/10/42	757,900
395,000	C	Banc of America Commercial Mortgage, Inc., 4.429%, due 11/10/39	374,322
4,010,000	C	Banc of America Commercial Mortgage, Inc., 4.502%, due 07/10/42	3,823,519
7,299,751	C	Banc of America Commercial Mortgage, Inc., 4.611%, due 07/10/43	7,155,750
2,783,000	C	Banc of America Commercial Mortgage, Inc., 4.764%, due 07/10/45	2,718,248
3,131,142	C	Banc of America Commercial Mortgage, Inc., 4.772%, due 07/11/43	3,067,583
204,713	C	Banc of America Commercial Mortgage, Inc., 4.877%, due 11/10/42	201,362
4,150,000	C	Banc of America Commercial Mortgage, Inc., 4.891%, due 07/10/45	3,938,063
3,295,000	C	Banc of America Commercial Mortgage, Inc., 5.463%, due 09/10/47	2,165,016
1,000,000	C	Banc of America Commercial Mortgage, Inc., 6.186%, due 06/11/35	999,470
5,816,580	C	Banc of America Funding Corp., 3.398%, due 05/20/47	3,149,567
6,991,283	C	Banc of America Funding Corp., 3.398%, due 06/20/47	4,350,796
10,902,602	C	Banc of America Funding Corp., 5.255%, due 09/20/35	7,071,861
19,325,946	C	Banc of America Funding Corp., 5.650%, due 06/20/37	15,807,563
5,018,581	C	Banc of America Funding Corp., 5.750%, due 09/20/34	4,656,615
3,536,611	C	Banc of America Funding Corp., 7.000%, due 10/25/37	2,821,257
5,283,716	C	Banc of America Mortgage Securities, Inc., 5.173%, due 09/25/35	4,543,734
1,934,634	C	Banc of America Mortgage Securities, Inc., 5.250%, due 11/25/19	1,902,685
2,228,885	C	Banc of America Mortgage Securities, Inc., 5.500%, due 11/25/33	2,040,626
3,512,440	C	Banc of America Mortgage Securities, Inc., 5.500%, due 06/25/35	3,484,547
1,231,076	C	Bear Stearns Alternative-A Trust, 3.527%, due 07/25/34	955,964
1,206,000	C	Bear Stearns Commercial Mortgage Securities, 4.565%, due 07/11/42	1,156,621
389,400	C	Bear Stearns Commercial Mortgage Securities, 5.415%, due 04/12/38	383,305
5,802,000	#, C	Bear Stearns Commercial Mortgage Securities, 5.660%, due 09/11/41	3,900,246
3,069,688	C	Bear Stearns Commercial Mortgage Securities, 7.780%, due 02/15/32	3,111,288
5,642,071	C	Chase Manhattan Bank-First Union National Bank, 7.439%, due 08/15/31	5,673,991
10,214,006	C	Chase Mortgage Finance Corp., 5.408%, due 12/25/35	8,641,568
6,242,560	C	Chase Mortgage Finance Corp., 5.500%, due 11/25/35	6,157,186
9,112,391	C	Chaseflex Trust, 6.500%, due 02/25/37	6,907,881
5,684,462	C	Citigroup Mortgage Loan Trust, Inc., 5.936%, due 06/25/36	4,646,911
10,321,609	C	Citigroup Mortgage Loan Trust, Inc., 6.000%, due 11/25/35	9,660,914
21,030,546	C	Citigroup Mortgage Loan Trust, Inc., 6.060%, due 08/25/36	17,504,994
2,357,813	C	Citigroup Mortgage Securities, Inc., 5.500%, due 02/25/22	2,282,490
8,992,000	C	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, due 12/11/49	7,526,179
8,992,000	C	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.886%, due 11/15/44	7,730,748
2,333,060	C	Countrywide Alternative Loan Trust, 3.447%, due 11/25/46	947,229
121,664	C	Countrywide Alternative Loan Trust, 3.507%, due 02/25/35	111,980
7,298,703	C	Countrywide Alternative Loan Trust, 3.735%, due 11/25/46	2,801,455
335,575	C	Countrywide Alternative Loan Trust, 3.907%, due 09/25/36	333,358
12,396,375	C	Countrywide Alternative Loan Trust, 5.406%, due 10/25/35	8,950,860

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,308,871	C	Countrywide Alternative Loan Trust, 5.500%, due 02/25/25	$2,040,139
3,543,496	C	Countrywide Home Loan Mortgage Pass-through Trust, 3.527%, due 04/25/35	1,513,440
3,968,191	C	Countrywide Home Loan Mortgage Pass-through Trust, 5.250%, due 10/25/35	3,398,267
18,932,863	C	Countrywide Home Loan Mortgage Pass-through Trust, 5.750%, due 07/25/37	18,094,081
1,340,288	C	Credit Suisse First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	1,268,357
1,041,478	C	Credit Suisse First Boston Mortgage Securities Corp., 3.819%, due 05/15/36	990,349
2,328,000	C	Credit Suisse First Boston Mortgage Securities Corp., 4.801%, due 03/15/36	2,176,801
1,330,945	C	Credit Suisse First Boston Mortgage Securities Corp., 5.000%, due 08/25/20	1,216,783
1,643,000	C	Credit Suisse First Boston Mortgage Securities Corp., 5.827%, due 06/15/38	1,496,478
184,000	C	Credit Suisse First Boston Mortgage Securities Corp., 7.899%, due 04/15/62	188,832
3,527,598	C	Credit Suisse Mortgage Capital Certificates, 7.000%, due 08/25/36	2,595,028
2,020,891	C	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	2,027,749
7,640,000		Fannie Mae, 5.000%, due 11/25/33	7,451,363
10,671,560	C	First Horizon Alternative Mortgage Securities, 5.500%, due 08/25/35	8,525,427
3,712,938	C	First Horizon Asset Securities, Inc., 5.500%, due 12/25/35	3,657,023
3,369,448	C	First Union National Bank Commercial Mortgage, 6.663%, due 01/12/43	3,397,608
126,381,539	C,^	GE Capital Commercial Mortgage Corp., 0.673%, due 06/10/48	1,560,736
803,000	C	GE Capital Commercial Mortgage Corp., 4.371%, due 01/10/38	783,138
351,000	C	GE Capital Commercial Mortgage Corp., 4.865%, due 07/10/39	337,653
806,571	C	GE Capital Commercial Mortgage Corp., 5.560%, due 06/10/38	801,227
3,506,628	C	GMAC Mortgage Corp. Loan Trust, 4.582%, due 10/19/33	3,231,616
7,541,585	C	GMAC Mortgage Corp. Loan Trust, 5.249%, due 03/18/35	5,602,631
4,605,959	C	GMAC Mortgage Corp. Loan Trust, 5.467%, due 11/19/35	3,966,599
244,274	C	GMAC Mortgage Corp. Loan Trust, 5.500%, due 09/25/34	242,038
109,218,904	#, C,^	Greenwich Capital Commercial Funding Corp., 0.511%, due 03/10/39	1,867,927
6,871,000	C	Greenwich Capital Commercial Funding Corp., 5.117%, due 04/10/37	6,735,041
3,280,000	C	Greenwich Capital Commercial Funding Corp., 5.534%, due 03/10/39	2,006,791
1,660,000	C	Greenwich Capital Commercial Funding Corp., 5.554%, due 03/10/39	988,891
1,325,000	C	Greenwich Capital Commercial Funding Corp., 5.613%, due 03/10/39	646,733
12,993,000	C	GS Mortgage Securities Corp. II, 5.560%, due 11/10/39	11,525,183
4,390,000	C	GS Mortgage Securities Corp. II, 5.815%, due 04/10/38	2,825,388
1,220,138	#, C	GSMPS Mortgage Loan Trust, 3.557%, due 01/25/35	1,108,702
2,788,512	C	GSR Mortgage Loan Trust, 5.500%, due 07/25/35	2,629,814
6,913,129	C	GSR Mortgage Loan Trust, 6.500%, due 10/25/36	5,718,323
954,146	C	Harborview Mortgage Loan Trust, 3.380%, due 01/19/35	659,237
652,714	C	Homebanc Mortgage Trust, 4.067%, due 08/25/29	552,902
15,000,000	C	JPMorgan Alternative Loan Trust, 3.377%, due 08/25/36	12,370,143
1,027,349	C	JPMorgan Alternative Loan Trust, 5.504%, due 01/25/36	847,769
356,239,474	C,^	JPMorgan Chase Commercial Mortgage Securities Corp., 0.066%, due 01/12/43	345,160
532,661	C	JPMorgan Chase Commercial Mortgage Securities Corp., 4.200%, due 07/12/35	518,176
3,944,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	3,857,021
3,751,652	C	JPMorgan Chase Commercial Mortgage Securities Corp., 4.275%, due 01/12/37	3,586,628
1,402,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 4.865%, due 03/15/46	1,326,621
978,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.455%, due 05/15/47	719,596
3,434,790	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.475%, due 04/15/43	3,033,557
1,951,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.495%, due 05/15/47	1,337,289
547,411	C	JPMorgan Chase Commercial Mortgage Securities Corp., 6.023%, due 04/15/45	542,213
4,421,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 6.051%, due 04/15/45	4,311,275
28,825,682	C	JPMorgan Mortgage Trust, 5.402%, due 11/25/35	25,192,658
28,027,670	C,^	LB-UBS Commercial Mortgage Trust, 0.676%, due 02/15/40	694,444
1,873,000	C	LB-UBS Commercial Mortgage Trust, 3.992%, due 10/15/29	1,835,102
509,000	C	LB-UBS Commercial Mortgage Trust, 4.310%, due 02/15/30	496,886
1,717,000	C	LB-UBS Commercial Mortgage Trust, 4.510%, due 12/15/29	1,627,758
2,850,661	C	LB-UBS Commercial Mortgage Trust, 4.821%, due 04/15/30	2,799,915
1,112,000	C	LB-UBS Commercial Mortgage Trust, 4.836%, due 02/15/40	829,236
2,060,000	C	LB-UBS Commercial Mortgage Trust, 4.885%, due 09/15/30	2,022,941
2,416,000	C	LB-UBS Commercial Mortgage Trust, 4.998%, due 04/15/30	2,301,006
3,500,000	C	LB-UBS Commercial Mortgage Trust, 5.103%, due 11/15/30	3,427,065
5,512,000	C	LB-UBS Commercial Mortgage Trust, 5.347%, due 11/15/38	4,800,185
6,517,000	C	LB-UBS Commercial Mortgage Trust, 5.403%, due 02/15/40	5,754,106
4,256,000	C	LB-UBS Commercial Mortgage Trust, 5.456%, due 04/15/40	2,947,700
2,358,000	C	LB-UBS Commercial Mortgage Trust, 5.516%, due 11/15/38	1,406,266
1,693,000	C	LB-UBS Commercial Mortgage Trust, 5.533%, due 02/15/40	1,011,408
3,386,000	C	LB-UBS Commercial Mortgage Trust, 5.563%, due 02/15/40	1,918,260
3,854,000	C	LB-UBS Commercial Mortgage Trust, 6.080%, due 06/15/38	3,529,350
9,400,000	C	LB-UBS Commercial Mortgage Trust, 6.317%, due 04/15/41	8,590,959
15,737,000	C	LB-UBS Commercial Mortgage Trust, 6.365%, due 12/15/28	15,779,192
11,641,228	C	LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	11,842,737
3,632,186	C	Luminent Mortgage Trust, 3.407%, due 10/25/46	2,256,232
345,773	C	MASTR Adjustable Rate Mortgages Trust, 4.055%, due 01/25/47	177,503
3,752,000	C	MASTR Alternative Loans Trust, 6.250%, due 07/25/36	2,908,542
64,032	C	MASTR Alternative Loans Trust, 6.500%, due 05/25/33	49,680
641,773	C	MASTR Alternative Loans Trust, 8.500%, due 05/25/33	650,469
1,711,929	C	MASTR Asset Securitization Trust, 5.500%, due 06/25/33	1,573,017
3,797,666	C	MASTR Reperforming Loan Trust, 3.567%, due 07/25/35	3,174,056
103,789,631	^	Merrill Lynch Mortgage Trust, 0.215%, due 10/12/41	1,700,178
83,495,729	#, C,^	Merrill Lynch Mortgage Trust, 0.340%, due 11/12/35	316,324
2,725,000	C	Merrill Lynch Mortgage Trust, 4.892%, due 02/12/42	2,607,244
19,292,200	C,^	Merrill Lynch/Countrywide Commercial Mortgage Trust, 0.730%, due 08/12/48	585,541
1,445,000	C	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.479%, due 08/12/48	854,775
1,617,000	C	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.509%, due 08/12/48	906,644
934,112	C	MLCC Mortgage Investors, Inc., 3.437%, due 04/25/29	857,796
439,174	C	MLCC Mortgage Investors, Inc., 3.527%, due 01/25/29	405,431
8,915,000	C	Morgan Stanley Capital I, 5.007%, due 01/14/42	8,518,620

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,790,261	C	Morgan Stanley Dean Witter Capital I, 4.180%, due 03/12/35	$1,685,075
68,739	C	MortgageIT Trust, 3.577%, due 11/25/35	29,883
3,764,000	C	New York Mortgage Trust, Inc., 5.653%, due 05/25/36	3,024,470
1,804,000	C	Nomura Asset Securities Corp., 6.690%, due 03/15/30	1,824,679
1,801,575	C	Prime Mortgage Trust, 3.707%, due 02/25/35	1,196,661
2,022,796	C	Prudential Commercial Mortgage Trust, 3.669%, due 02/11/36	1,952,342
13,686,373	C	RAAC Series, 5.250%, due 09/25/34	12,889,576
1,609,433	C	Residential Accredit Loans, Inc., 3.437%, due 05/25/46	705,181
4,601,745	C	Residential Accredit Loans, Inc., 3.447%, due 04/25/46	1,887,845
8,562,006	C	Residential Accredit Loans, Inc., 5.000%, due 09/25/36	6,505,597
14,586,791	C	Residential Accredit Loans, Inc., 5.500%, due 05/25/34	9,117,733
1,197,259	C	Residential Funding Mortgage Security I, 3.657%, due 05/25/33	1,135,779
614,818	C	Sequoia Mortgage Trust, 3.458%, due 01/20/35	538,899
772,730	C	Structured Adjustable Rate Mortgage Loan Trust, 3.517%, due 07/25/35	496,293
1,226,957	C	Structured Asset Mortgage Investments, Inc., 3.270%, due 04/19/35	839,169
5,539,506	C	Structured Asset Mortgage Investments, Inc., 5.384%, due 12/27/35	4,114,462
1,220,531	C	Structured Asset Securities Corp., 5.500%, due 07/25/33	1,121,446
1,935,481	C	Thornburg Mortgage Securities Trust, 3.557%, due 12/25/33	1,866,753
1,949,921	C	Thornburg Mortgage Securities Trust, 3.577%, due 09/25/44	1,872,950
630,000	C	Wachovia Bank Commercial Mortgage Trust, 5.285%, due 07/15/42	617,585
1,336,000	#, C	Wachovia Bank Commercial Mortgage Trust, 5.384%, due 10/15/44	849,631
11,328,000	#, C	Wachovia Bank Commercial Mortgage Trust, 5.384%, due 10/15/44	7,987,307
847,909	C	Washington Mutual Mortgage Pass-through Certificates, 2.920%, due 06/25/44	792,790
7,319,142	C	Washington Mutual Mortgage Pass-through Certificates, 3.497%, due 09/25/46	3,890,085
883,731	C	Washington Mutual Mortgage Pass-through Certificates, 3.517%, due 01/25/45	590,346
1,120,139	C	Washington Mutual Mortgage Pass-through Certificates, 3.527%, due 08/25/45	731,323
29,939	C	Washington Mutual Mortgage Pass-through Certificates, 3.555%, due 02/25/47	15,767
7,144,673	C	Washington Mutual Mortgage Pass-through Certificates, 3.555%, due 03/25/47	3,765,219
19,701,246	C	Washington Mutual Mortgage Pass-through Certificates, 3.595%, due 01/25/47	10,718,800
11,428,865	C	Washington Mutual Mortgage Pass-through Certificates, 3.605%, due 06/25/47	6,606,948
5,138,566	C	Washington Mutual Mortgage Pass-through Certificates, 3.605%, due 06/25/47	2,225,565
1,627,249	C	Washington Mutual Mortgage Pass-through Certificates, 3.607%, due 08/25/45	917,175
8,651,629	C	Washington Mutual Mortgage Pass-through Certificates, 3.615%, due 04/25/47	3,770,709
12,544,863	C	Washington Mutual Mortgage Pass-through Certificates, 3.625%, due 04/25/47	7,280,608
8,777,695	C	Washington Mutual Mortgage Pass-through Certificates, 3.625%, due 05/25/47	5,091,555
4,524,119	C	Washington Mutual Mortgage Pass-through Certificates, 3.625%, due 05/25/47	2,012,155
4,653,362	C	Washington Mutual Mortgage Pass-through Certificates, 3.665%, due 07/25/47	2,684,713
11,017,289	C	Washington Mutual Mortgage Pass-through Certificates, 3.665%, due 07/25/47	4,899,515
711,790	C	Washington Mutual Mortgage Pass-through Certificates, 3.665%, due 12/25/46	312,968
7,647,538	C	Washington Mutual Mortgage Pass-through Certificates, 3.695%, due 11/25/46	4,144,586
1,429,446	C	Washington Mutual Mortgage Pass-through Certificates, 3.695%, due 11/25/46	542,137
4,782,000	C	Washington Mutual Mortgage Pass-through Certificates, 3.795%, due 06/25/34	4,666,610
1,167,316	C	Washington Mutual Mortgage Pass-through Certificates, 3.807%, due 07/25/36	1,013,254
8,173,458	C	Washington Mutual Mortgage Pass-through Certificates, 3.815%, due 09/25/46	4,490,876
6,426,352	C	Washington Mutual Mortgage Pass-through Certificates, 3.825%, due 05/25/46	2,800,389
834,959	C	Washington Mutual Mortgage Pass-through Certificates, 3.825%, due 06/25/46	452,351
15,128,614	C	Washington Mutual Mortgage Pass-through Certificates, 3.845%, due 06/25/46	8,348,972
2,013,179	C	Washington Mutual Mortgage Pass-through Certificates, 3.948%, due 01/25/47	1,356,199
2,151,546	C	Washington Mutual Mortgage Pass-through Certificates, 4.059%, due 07/25/46	1,185,551
1,446,794	C	Washington Mutual Mortgage Pass-through Certificates, 4.198%, due 10/25/46	898,451
1,622,027	C	Washington Mutual Mortgage Pass-through Certificates, 4.355%, due 11/25/46	648,811
4,226,307	C	Washington Mutual Mortgage Pass-through Certificates, 5.000%, due 12/25/18	4,101,894
7,939,692	C	Washington Mutual Mortgage Pass-through Certificates, 5.493%, due 01/25/37	6,515,786
1,180,267	C	Washington Mutual Mortgage Pass-through Certificates, 5.493%, due 01/25/37	738,351
1,828,238	C	Washington Mutual Mortgage Pass-through Certificates, 5.637%, due 12/25/36	1,167,746
13,755,654	C	Washington Mutual Mortgage Pass-through Certificates, 5.664%, due 06/25/37	9,289,842
19,145,381	C	Washington Mutual Mortgage Pass-through Certificates, 5.695%, due 06/25/37	15,632,233
1,052,952	C	Washington Mutual Mortgage Pass-through Certificates, 5.814%, due 06/25/37	865,413
2,989,000	C	Washington Mutual Mortgage Pass-through Certificates, 5.817%, due 10/25/36	2,361,988
10,764,749	C	Washington Mutual Mortgage Pass-through Certificates, 5.867%, due 07/25/37	7,413,332
6,144,794	C	Washington Mutual Mortgage Pass-through Certificates, 5.873%, due 07/25/37	3,909,595
3,151,575	C	Washington Mutual Mortgage Pass-through Certificates, 5.907%, due 07/25/37	2,338,483
3,275,815	C	Washington Mutual Mortgage Pass-through Certificates, 6.000%, due 06/25/34	2,991,872
4,776,441	C	Wells Fargo Alternative Loan Trust, 6.000%, due 06/25/37	2,930,584
2,319,352	C	Wells Fargo Alternative Loan Trust, 6.250%, due 11/25/37	2,064,743
9,130,053	C	Wells Fargo Mortgage-Backed Securities Trust, 6.000%, due 12/28/37	7,781,253
6,983,000	C	Wells Fargo Mortgage-Backed Securities Trust, 3.560%, due 06/25/35	6,884,524
5,907,754	C	Wells Fargo Mortgage-Backed Securities Trust, 4.500%, due 08/25/18	5,620,590
8,712,000	C	Wells Fargo Mortgage-Backed Securities Trust, 4.786%, due 07/25/34	7,768,568
3,865,798	C	Wells Fargo Mortgage-Backed Securities Trust, 4.891%, due 08/25/34	3,402,941
6,063,425	C	Wells Fargo Mortgage-Backed Securities Trust, 5.000%, due 12/25/33	5,128,023
9,416,339	C	Wells Fargo Mortgage-Backed Securities Trust, 5.112%, due 03/25/36	7,814,174
28,533	C	Wells Fargo Mortgage-Backed Securities Trust, 5.257%, due 10/25/35	24,450
10,169,998	C	Wells Fargo Mortgage-Backed Securities Trust, 5.387%, due 08/25/35	8,558,307
7,929,260	C	Wells Fargo Mortgage-Backed Securities Trust, 5.630%, due 12/25/36	6,673,231
7,435,822	C	Wells Fargo Mortgage-Backed Securities Trust, 5.927%, due 11/25/36	6,154,256
8,507,815	C	Wells Fargo Mortgage-Backed Securities Trust, 5.939%, due 10/25/36	7,068,158
9,279,493	C	Wells Fargo Mortgage-Backed Securities Trust, 6.000%, due 06/25/36	8,275,863
		Total Collateralized Mortgage Obligations (Cost $961,220,960)	780,544,600

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount			Value
MUNICIPAL BONDS: 1.0%
		California: 0.2%
$6,691,000	C	City of San Diego, 7.125%, due 06/01/32	$6,024,376
			6,024,376
		Florida: 0.1%
3,775,000	C	Florida State Board of Education, 4.750%, due 06/01/35	3,205,617
			3,205,617
		Lousiana: 0.2%
7,635,000	C	State of Louisiana, 5.000%, due 10/15/17	7,863,057
			7,863,057
		Michigan: 0.3%
12,440,000		Michigan Tobacco Settlement Finance Authority, 7.309%, due 06/01/34	10,630,975
			10,630,975
		Washington: 0.2%
8,530,000	C	State of Washington, 5.000%, due 01/01/33	7,961,902
			7,961,902
		Total Municipal Bonds (Cost $39,399,028)	35,685,927

Shares			Value
PREFERRED STOCK: 0.8%
		Banks: 0.1%
248,050	P	Santander Finance	$1,989,361
			1,989,361
		Diversified Financial Services: 0.4%
159,000	P	JPMorgan Chase Capital XXVI	3,844,620
327,325	P	Merrill Lynch & Co., Inc.	3,224,151
8,933	#, P	Zurich RegCaPS Funding Trust	7,944,787
			15,013,558
		Insurance: 0.3%
348,467	P	Aegon NV	2,972,424
134,500	P	Aegon NV - Series 1	934,775
312,072	P	Metlife, Inc.	4,843,357
			8,750,556
		Total Preferred Stock (Cost $46,490,181)	25,753,475
		Total Long-Term Investments (Cost $4,180,549,031)	3,753,708,466

Principal Amount			Value
SHORT-TERM INVESTMENTS: 37.7%
		Commercial Paper: 12.6%
$13,000,000		Alcoa, Inc., 2.800%, due 10/07/08	$12,992,923
20,000,000		Alcoa, Inc., 2.820%, due 10/06/08	19,990,600
25,000,000		Barton Capital, LLC, Discount Note, due 10/01/08	24,997,153
15,000,000		Black & Decker Corp., 4.760%, due 10/20/08	14,960,417
25,000,000		Cafco, LLC, 2.660%, due 11/04/08	24,927,132
12,000,000		Caisse Nationale des Caisses d’Epargne et de Prevoyance, 2.730%, due 11/10/08	11,964,350
12,625,000	#	Concord Minutemen Capital Co., LLC, 6.001%, due 10/01/08	12,622,896
50,000,000	#	Crown Point Capital Co., 6.000%, due 10/01/08	49,991,667
35,000,000		CVS Corp., 2.700%, due 10/01/08	34,997,375
3,330,000		Dow Chemical Co., 3.050%, due 10/08/08	3,327,743
9,943,000		Fortune Brands, Inc., 3.000%, due 10/15/08	9,930,571
18,161,000		Fortune Brands, Inc., 3.000%, due 10/16/08	18,136,785
3,500,000		Fortune Brands, Inc., 6.000%, due 10/01/08	3,499,417
17,270,000	#	General Mills, Inc., 2.770%, due 10/06/08	17,262,027
14,050,000		General Mills, Inc., 2.780%, due 10/10/08	14,039,150
5,000,000		Kellogg Co., 2.600%, due 10/02/08	4,999,278
4,000,000		Kellogg Co., 2.600%, due 10/09/08	3,997,400
13,100,000		Kellogg Co., 2.600%, due 10/10/08	13,090,539
8,300,000		Kellogg Co., 2.650%, due 10/22/08	8,286,558
50,000,000		Tulip Funding Corp., 2.730%, due 11/12/08	49,822,358
25,000,000		United Health Care Group, 5.500%, due 10/03/08	24,988,542
29,000,000		Verizon Communications, Inc., 2.500%, due 10/10/08	28,979,861
6,000,000		Verizon Communications, Inc., 2.550%, due 10/06/08	5,997,450
3,800,000		Volkswagen of America, 2.920%, due 10/14/08	3,795,685
12,830,000		Volkswagen of America, 2.950%, due 10/08/08	12,821,586
		Total Commercial Paper
		(Cost $430,419,463)	430,419,463

Shares			Value
		Affiliated Mutual Fund: 5.0%
172,747,000		ING Institutional Prime Money Market Fund - Class I	$172,747,000
		Total Mutual Fund
		(Cost $172,747,000)	172,747,000

		PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio		as of September 30, 2008 (Unaudited) (continued)
Principal Amount			Value
	Repurchase Agreement: 0.5%
$17,614,000	Goldman Sachs Repurchase Agreement dated 09/30/08, 1.000%, due 10/01/08, $17,614,489 to be received upon repurchase (Collateralized by $16,991,000 Federal National Mortgage Association, 4.625%, Market Value plus accrued interest $17,967,098, due 10/15/14)		$17,614,000
	Total Repurchase Agreement
	(Cost $17,614,000)		17,614,000

	Securities Lending Collateral(cc): 19.6%
681,671,664	Bank of New York Mellon Corp. Institutional Cash Reserves		673,615,050
	Total Securities Lending Collateral
	(Cost $681,671,664)		673,615,050
	Total Short-Term Investments
	(Cost $1,302,452,127)		1,294,395,513
	Total Investments in Securities
	(Cost $5,483,001,158)*	147.1%	$5,048,103,979
	Other Assets and Liabilities - Net	(47.1)	(1,616,361,452)
	Net Assets	100.0%	$3,431,742,527

MASTR	Mortgage Asset Securitization Transaction, Inc.
#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issed by those organizations.

C	Bond may be called prior to maturity date.
P	Preferred Stock may be called prior to convertible date.
cc	Securities purchased with cash collateral for securities loaned.
ip	Treasury inflation indexed protected security whose principal value is adjusted in accordance with changes to the Consumer Price Index.
W	Settlement is on a when-issued or delayed-delivery basis with final maturity to be announced in the future.
L	Loaned security, a portion or all of the security is on loan at September 30, 2008.
^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
BRL	Brazilian Real

*	Cost for federal income tax purposes is $5,483,955,413.
Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$4,808,187
	Gross Unrealized Depreciation	(440,659,621)
	Net Unrealized Depreciation	$(435,851,434)

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$846,362,050	$5,698,656
Level 2- Other Significant Observable Inputs	4,106,536,099	42,999,214
Level 3- Significant Unobservable Inputs	95,205,830	499,857
Total	$5,048,103,979	$49,197,727

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended September 30, 2008, was as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$97,506,953	$(358,101)
Net purchases/sales	21,079,630	3,493,906
Total realized and unrealized gain (loss)	(17,065,343)	(2,074,508)
Amortization of premium/discount	614,213	(52,516)
Transfers in and/or out of Level 3	(6,929,623)	(508,924)
Balance at 09/30/08	$95,205,830	$499,857

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

For the nine months ended September 30, 2008, total unrealized loss on Level 3 securities attributable to the change in net assets was $(16,408,193).

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2008 (Unaudited) (continued)

ING VP Intermediate Bond Portfolio Credit Default Swap Agreements Outstanding on September 30, 2008:

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate (%)	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A., New York	Abitibi-Consolidated Co. of Canada 8.375%, 04/01/15	Sell	5.000	06/20/13	USD	2,948,000	$(638,771)
Citibank N.A., New York	Abitibi-Consolidated Co. of Canada 8.375%, 04/01/15	Sell	5.000	06/20/13	USD	2,948,000	(636,162)
Goldman Sachs International	Ace INA Holdings 8.875%, 08/15/29	Buy	(0.650)	09/20/13	USD	25,282,000	20,910
Barclays Bank PLC	Agrium Inc. 8.250%, 02/15/11	Buy	(1.055)	03/20/13	USD	9,767,000	(45,994)
UBS AG	Australia & New Zealand Banking Group 4.450%, 02/05/15	Buy	(0.350)	09/20/17	USD	5,233,000	380,744
UBS AG	Australia & New Zealand Banking Group 4.450%, 02/05/15	Buy	(0.510)	09/20/17	USD	5,067,000	570,844
Barclays Bank PLC	Bank of America Corp. 6.250%, 04/15/12	Sell	0.900	03/20/13	USD	9,141,000	(207,252)
Citibank N.A., New York	Bank of America Corp. 6.250%, 04/15/12	Buy	(1.260)	09/20/13	USD	25,112,000	291,372
Citibank N.A., New York	Bank of Scotland 5.125%, 12/05/13	Buy	(0.320)	09/20/17	USD	6,645,000	1,767,844
Citibank N.A., New York	Bank of Scotland 5.125%, 12/05/13	Buy	(0.660)	09/20/17	USD	6,826,000	1,679,641
Citibank N.A., New York	Bank of Scotland 5.125%, 12/05/13	Buy	(0.650)	09/20/17	USD	3,151,000	777,203
Goldman Sachs International	Bank of Scotland 5.125%, 12/05/13	Sell	4.350	09/20/13	USD	16,367,000	(469,457)
UBS AG	Bank of Scotland 5.125%, 12/05/13	Buy	(0.410)	09/20/17	USD	5,233,000	1,364,523
Citibank N.A., New York	Barclays Bank PLC Floating Rate Note, 10/27/15	Buy	(1.250)	09/20/13	USD	17,087,000	858,173
Citibank N.A., New York	Barclays Bank PLC Floating Rate Note, 10/27/15	Buy	(1.320)	09/20/13	USD	5,098,000	240,994
Citibank N.A., New York	BNP Paribas 4.750%, 04/04/11	Buy	(0.490)	09/20/13	USD	15,747,000	342,737
Citibank N.A., New York	BNP Paribas 4.750%, 04/04/11	Buy	(0.505)	09/20/13	USD	13,418,000	283,135
Citibank N.A., New York	BNP Paribas 5.250%, 12/17/12	Buy	(0.250)	09/20/17	USD	6,645,000	756,968
Citibank N.A., New York	BNP Paribas 5.250%, 12/17/12	Buy	(0.520)	09/20/17	USD	1,410,000	134,359
Citibank N.A., New York	BNP Paribas 5.250%, 12/17/12	Buy	(0.520)	09/20/17	USD	3,151,000	300,259
Citibank N.A., New York	CDX.EM.9 Index	Buy	(2.650)	06/20/13	USD	76,001,000	2,354,597
Citibank N.A., New York	CDX.EM.9 Index	Buy	(2.650)	06/20/13	USD	14,064,000	210,654
Citibank N.A., New York	CDX.EM.9 Index	Buy	(2.650)	06/20/13	USD	15,776,000	238,323
UBS AG	CDX.NA.HY.8 Index	Buy	(2.750)	06/20/12	USD	13,874,850	1,059,489
UBS AG	CDX.NA.HY.8 Index	Sell	2.750	06/20/12	USD	13,683,780	(797,131)
Barclays Bank PLC	CDX.NA.HY.10 Index	Buy	(5.000)	06/20/13	USD	23,656,000	1,481,407
Barclays Bank PLC	CDX.NA.HY.10 Index	Buy	(5.000)	06/20/13	USD	18,825,000	875,489
Citibank N.A., New York	CDX.NA.HY.10 Index	Buy	(5.000)	06/20/13	USD	25,673,000	1,006,688
Morgan Stanley Capital Services Inc.	CDX.NA.HY.10 Index	Buy	(5.000)	06/20/13	USD	18,846,000	865,315
Barclays Bank PLC	CDX.NA.IG.9 Index	Sell	0.600	12/20/12	USD	32,561,000	(203,268)
Barclays Bank PLC	CDX.NA.IG.10 Index	Buy	(1.550)	06/20/13	USD	16,860,000	177,700
Citibank N.A., New York	CDX.NA.IG.10 Index	Buy	(1.550)	06/20/13	USD	16,630,000	433,392
Citibank N.A., New York	CDX.NA.IG.10 Index	Buy	(1.550)	06/20/13	USD	50,856,000	(734,421)
Citibank N.A., New York	CDX.NA.IG.10 Index	Sell	1.550	06/20/13	USD	14,064,000	(187,884)
Citibank N.A., New York	CDX.NA.IG.10 Index	Sell	1.550	06/20/13	USD	189,117,000	(1,525,812)
Goldman Sachs International	CDX.NA.IG.10 Index	Sell	1.550	06/20/13	USD	19,988,000	44,426
UBS AG	CDX.NA.IG.10 Index	Buy	(1.550)	06/20/13	USD	28,488,000	698,438
UBS AG	CDX.NA.IG.10 Index	Buy	(1.550)	06/20/13	USD	59,330,000	(1,212,319)
Citibank N.A., New York	CDX.NA.IG.10 Index (7-10% Tranche)	Sell	4.170	06/20/15	USD	8,366,000	(524,744)
Citibank N.A., New York	CDX.NA.IG.10 Index (10-15% Tranche)	Buy	(1.950)	06/20/15	USD	13,393,000	198,297
Citibank N.A., New York	CIT Group Inc. 7.750%, 04/02/12	Buy	(7.450)	06/20/13	USD	2,312,000	596,801
Citibank N.A., New York	CIT Group Inc. 7.750%, 04/02/12	Buy	(5.650)	06/20/13	USD	7,433,000	2,202,886
Citibank N.A., New York	CMBX-NA-AAA 3 Index	Sell	0.080	12/13/49	USD	3,766,000	(29,499)
Citibank N.A., New York	CMBX-NA-AAA 5 Index	Sell	0.350	02/15/51	USD	3,766,000	(33,579)
Goldman Sachs International	CMBX-NA-AAA 5 Index	Buy	(0.350)	02/15/51	USD	15,265,000	(600,775)
Citibank N.A., New York	CMS Energy Corp. 6.875%, 12/15/15	Sell	0.820	03/20/12	USD	1,040,000	(34,988)
Merrill Lynch International	CMS Energy Corp. 6.875%, 12/15/15	Sell	0.840	03/20/12	USD	5,710,000	(188,513)
UBS AG	Countrywide Home Loan 4.000%, 03/22/11	Sell	9.000	12/20/12	USD	649,000	125,821
Barclays Bank PLC	Countrywide Home Loan 6.000%, 01/24/18	Sell	4.150	12/20/12	USD	649,000	16,880
Barclays Bank PLC	Countrywide Home Loan 6.000%, 01/24/18	Buy	(4.200)	06/20/13	USD	1,349,000	(41,766)
Citibank N.A., New York	Countrywide Home Loan 6.000%, 01/24/18	Sell	2.580	09/20/13	USD	25,112,000	(787,779)

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2008 (Unaudited) (continued)

ING VP Intermediate Bond Portfolio Credit Default Swap Agreements Outstanding on September 30, 2008 (continued):

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed RATE (%)	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A., New York	Darden Restaurants Inc. 6.000%, 08/15/35	Buy	(1.650)	06/20/13	USD	1,500,000	$15,033
Bear Stearns Credit Products Inc.	Darden Restaurants Inc. 7.125%, 02/01/16	Buy	(1.640)	03/20/18	USD	5,860,000	164,337
Citibank N.A., New York	Darden Restaurants Inc. 7.125%, 02/01/16	Buy	(0.610)	12/20/12	USD	1,660,000	73,161
Citibank N.A., New York	Darden Restaurants Inc. 7.125%, 02/01/16	Buy	(1.310)	12/20/17	USD	1,634,000	81,075
Citibank N.A., New York	Deutsche Bank AG 5.500%, 05/18/11	Buy	(0.700)	09/20/13	USD	12,063,000	456,677
Citibank N.A., New York	Deutsche Bank AG 5.500%, 05/18/11	Buy	(0.757)	09/20/13	USD	11,741,000	415,442
Morgan Stanley Capital Services Inc.	Domtar Corp. 7.875%, 10/15/11	Buy	(2.650)	09/20/11	USD	2,758,500	(13,603)
UBS AG	Domtar Corp. 7.875%, 10/15/11	Sell	2.600	09/20/11	USD	2,761,000	9,869
Citibank N.A., New York	DTE Energy Co. 7.050%, 06/01/11	Buy	(0.700)	06/20/11	USD	4,309,000	40,435
Barclays Bank PLC	GAP Inc. 8.800%, 12/15/08	Buy	(1.200)	06/20/13	USD	3,711,000	(43,631)
Citibank N.A., New York	GAP Inc. 8.800%, 12/15/08	Buy	(1.190)	06/20/13	USD	1,659,000	(18,802)
Citibank N.A., New York	GAP Inc. 8.800%, 12/15/08	Buy	(0.850)	06/20/13	USD	1,700,000	5,252
Citibank N.A., New York	General Electric Capital Corp. 6.000%, 06/15/12	Sell	1.170	03/20/13	USD	27,468,000	(4,165,426)
Barclays Bank PLC	Goldman Sachs Group Inc. 6.600%, 01/15/12	Buy	(4.000)	12/20/12	USD	6,593,000	161,734
Barclays Bank PLC	Goldman Sachs Group Inc. 6.600%, 01/15/12	Buy	(1.100)	06/20/13	USD	10,912,000	1,377,206
UBS AG	HSBC Bank PLC 4.250%, 03/18/16	Buy	(0.400)	09/20/17	USD	5,233,000	634,340
Citibank N.A., New York	International Lease Finance Corp. 4.150%, 01/20/15	Buy	(1.670)	06/20/13	USD	13,498,000	3,016,251
UBS AG	LCDX.NA.8 Index	Buy	(1.200)	06/20/12	USD	26,238,452	1,357,039
UBS AG	LCDX.NA.8 Index	Buy	(1.200)	06/20/12	USD	4,419,108	200,011
Barclays Bank PLC	LCDX.NA.9 Index (15-100% Tranche)	Buy	(1.613)	06/20/12	USD	10,789,000	187,113
Citibank N.A., New York	LCDX.NA.9 Index (15-100% Tranche)	Buy	(1.080)	12/20/12	USD	16,482,000	639,190
Barclays Bank PLC	Lloyds TSB Group PLC 5.875%, 07/08/14	Buy	(0.500)	12/20/17	USD	2,859,000	540,488
Barclays Bank PLC	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(3.850)	03/20/13	USD	1,853,000	151,043
Citibank N.A., New York	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(2.000)	12/20/12	USD	3,317,000	459,076
Citibank N.A., New York	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(2.100)	12/20/12	USD	5,970,000	807,181
Citibank N.A., New York	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(3.375)	03/20/13	USD	3,770,000	366,877
Morgan Stanley Capital Services Inc.	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(2.230)	12/20/12	USD	5,742,000	752,506
Morgan Stanley Capital Services Inc.	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(5.350)	09/20/13	USD	11,065,000	354,838
UBS AG	Louisiana-Pacific Corp. 8.875%, 08/15/10	Buy	(2.000)	12/20/12	USD	3,489,000	482,881
Citibank N.A., New York	Marks & Spencer PLC 6.375%, 11/07/11	Buy	(1.100)	03/20/13	USD	7,293,000	470,571
Citibank N.A., New York	Marks & Spencer PLC 6.375%, 11/07/11	Buy	(1.400)	03/20/13	USD	5,960,000	316,299
Citibank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	1,711,000	(59,936)
Citibank N.A., New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	3,460,000	(74,394)
Goldman Sachs International	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	6,777,000	(205,316)
JPMorgan Chase Bank, N.A. New York	MBIA Inc. 6.625%, 10/01/28	Buy	(5.000)	09/20/13	USD	25,747,000	3,232,032
Citibank N.A., New York	MBIA Insurance Corp. (no specified obligation)	Sell	5.000	09/20/13	USD	1,710,000	(69,541)
Citibank N.A., New York	MBIA Insurance Corp. (no specified obligation)	Sell	5.000	09/20/13	USD	3,460,000	(23,107)
Credit Suisse International	MBIA Insurance Corp. (no specified obligation)	Sell	5.000	09/20/13	USD	6,762,000	(1,550,841)
Goldman Sachs International	MBIA Insurance Corp. (no specified obligation)	Sell	5.000	09/20/13	USD	6,778,000	(307,730)
JPMorgan Chase Bank, N.A. New York	MBIA Insurance Corp. (no specified obligation)	Sell	5.000	09/20/13	USD	8,824,000	(2,023,754)
The Royal Bank of Scotland PLC	MBIA Insurance Corp. (no specified obligation)	Sell	5.000	09/20/13	USD	10,155,000	(2,329,014)
Barclays Bank PLC	Merrill Lynch & Co. 5.000%, 01/15/15	Buy	(0.860)	09/20/12	USD	12,627,000	1,414,569
Barclays Bank PLC	Norbord Inc. 7.250%, 07/01/12	Buy	(6.350)	06/20/13	USD	1,853,000	4,824
Citibank N.A., New York	Norbord Inc. 7.250%, 07/01/12	Sell	2.200	06/20/12	USD	1,495,500	(188,006)
Citibank N.A., New York	Norbord Inc. 7.250%, 07/01/12	Buy	(2.450)	12/20/17	USD	8,363,000	1,425,476
Morgan Stanley Capital Services Inc.	Norbord Inc. 7.250%, 07/01/12	Buy	(5.550)	09/20/13	USD	7,780,000	236,384
UBS AG	Norbord Inc. 7.250%, 07/01/12	Buy	(1.500)	06/20/12	USD	1,495,500	218,209
UBS AG	Norbord Inc. 7.250%, 07/01/12	Buy	(2.400)	12/20/17	USD	3,325,000	575,325
Citibank N.A., New York	Potash Corp. of Saskatchewan 7.750%, 05/31/11	Buy	(0.600)	03/20/13	USD	3,264,000	7,077
Goldman Sachs International	Potash Corp. of Saskatchewan 7.750%, 05/31/11	Buy	(0.880)	03/20/18	USD	9,767,000	(102,441)
Morgan Stanley Capital Services Inc.	Potash Corp. of Saskatchewan 7.750%, 05/31/11	Buy	(0.610)	03/20/13	USD	6,531,000	11,496
Citibank N.A., New York	Republic of Italy 6.875%, 09/27/23	Sell	0.490	09/20/18	USD	2,682,000	(31,425)
Citibank N.A., New York	Republic of Italy 6.875%, 09/27/23	Sell	0.495	09/20/18	USD	12,759,000	(144,525)
Citibank N.A., New York	Royal Bank of Scotland PLC 6.000%, 05/10/13	Buy	(0.290)	09/20/17	USD	6,645,000	1,779,877
UBS AG	Royal Bank of Scotland PLC 6.000%, 05/10/13	Buy	(0.400)	09/20/17	USD	5,233,000	1,367,314
Citibank N.A., New York	Royal Bank of Scotland PLC Floating Rate Note, 12/06/20	Buy	(1.095)	09/20/13	USD	22,824,000	1,680,044
Citibank N.A., New York	Santander Intl. Debt SA Floating Rate Note, 08/09/13	Buy	(0.730)	09/20/13	USD	15,412,000	396,601

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2008 (Unaudited) (continued)

ING VP Intermediate Bond Portfolio Credit Default Swap Agreements Outstanding on September 30, 2008 (continued):

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate (%)	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A., New York	Santander Intl. Debt SA Floating Rate Note, 08/09/13	Buy	(0.800)	09/20/13	USD	6,710,000	$152,146
Citibank N.A., New York	Societe Generale 6.625%, 04/27/15	Buy	(0.510)	09/20/17	USD	1,410,000	183,364
Citibank N.A., New York	Societe Generale 6.625%, 04/27/15	Buy	(0.510)	09/20/17	USD	3,151,000	409,773
UBS AG	Societe Generale 6.625%, 04/27/15	Buy	(0.380)	09/20/17	USD	5,233,000	726,070
Barclays Bank PLC	Standard Chartered Bank 3.625%, 02/03/17	Buy	(0.750)	12/20/17	USD	2,859,000	505,450
Citibank N.A., New York	Standard Chartered Bank 3.625%, 02/03/17	Buy	(0.670)	09/20/17	USD	1,410,000	252,260
UBS AG	Standard Chartered Bank 3.625%, 02/03/17	Buy	(0.420)	09/20/17	USD	5,233,000	1,019,932
Goldman Sachs International	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(1.040)	03/20/14	USD	2,105,000	181,771
JPMorgan Chase Bank N.A., New York	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(0.890)	03/20/14	USD	6,218,000	578,204
JPMorgan Chase Bank N.A., New York	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(1.020)	03/20/14	USD	6,015,000	524,731
Morgan Stanley Capital Services Inc.	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(0.900)	03/20/14	USD	5,447,000	504,100
Morgan Stanley Capital Services Inc.	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(1.600)	09/20/17	USD	5,813,000	461,849
UBS AG	Temple-Inland Inc. 7.875%, 05/01/12	Buy	(0.900)	03/20/14	USD	5,820,000	538,620
Citibank N.A., New York	UniCredit S.p.A. 4.375%, 02/10/14	Buy	(0.590)	09/20/18	USD	2,682,000	145,056
Citibank N.A., New York	UniCredit S.p.A. 4.375%, 02/10/14	Buy	(0.775)	09/20/18	USD	12,740,000	512,880
Citibank N.A., New York	VF Corp. 8.500%, 10/01/10	Buy	(0.700)	09/20/13	USD	3,418,000	5,217
Citibank N.A., New York	VF Corp. 8.500%, 10/01/10	Buy	(0.800)	09/20/13	USD	1,700,000	(4,997)
Citibank N.A., New York	VF Corp. 8.500%, 10/01/10	Buy	(0.800)	09/20/13	USD	2,843,000	(8,357)
Citibank N.A., New York	VF Corp. 8.500%, 10/01/10	Buy	(0.770)	09/20/13	USD	3,357,000	(5,370)
Morgan Stanley Capital Services Inc.	VF Corp. 8.500%, 10/01/10	Buy	(0.850)	09/20/13	USD	6,456,000	(33,392)
Citibank N.A., New York	Wachovia Corp. 3.625%, 02/17/09	Sell	1.170	03/20/13	USD	11,270,000	(1,344,398)
Citibank N.A., New York	Wachovia Corp. 3.625%, 02/17/09	Sell	2.950	03/20/13	USD	6,653,000	(378,275)
UBS AG	Westpac Banking Corp. 5.875%, 04/29/18	Buy	(0.350)	09/20/17	USD	5,233,000	616,046
UBS AG	Westpac Banking Corp. 5.875%, 4/29/18	Buy	(0.510)	09/20/17	USD	5,067,000	540,961
JPMorgan Chase Bank N.A., New York	Weyerhaeuser Co. 6.750%, 03/15/12	Buy	(0.640)	03/20/14	USD	6,191,000	360,394
Barclays Bank PLC	Weyerhaeuser Co. 7.125%, 07/15/23	Sell	0.780	09/20/12	USD	5,906,000	(186,937)
Citibank N.A., New York	Whirlpool Corp. 7.750%, 07/15/16	Buy	(1.210)	09/20/13	USD	10,259,000	(34,458)
Citibank N.A., New York	Whirlpool Corp. 7.750%, 07/15/16	Buy	(1.250)	09/20/13	USD	1,022,000	(5,232)
Citibank N.A., New York	Whirlpool Corp. 7.750%, 07/15/16	Buy	(1.330)	09/20/13	USD	6,108,000	(52,784)
Citibank N.A., New York	Whirlpool Corp. 7.750%, 07/15/16	Buy	(1.400)	09/20/13	USD	3,345,000	(39,215)
Citibank N.A., New York	Whirlpool Corp. 7.750%, 07/15/16	Buy	(1.400)	09/20/13	USD	2,104,000	(24,666)
Morgan Stanley Capital Services Inc.	Whirlpool Corp. 7.750%, 07/15/16	Buy	(1.680)	09/20/13	USD	3,687,000	(88,675)
Citibank N.A., New York	Williams Partners LP 7.500%, 06/15/11	Sell	1.030	03/20/12	USD	7,035,351	(63,977)
							$33,937,947

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2008 (Unaudited) (continued)

At September 30, 2008 the following forward foreign currency contracts were outstanding for the ING VP Intermediate Bond Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
British Pound
GBP 40,368,442	BUY	10/16/08	71,305,000	71,862,811	$557,811
British Pound
GBP 20,427,682	BUY	10/16/08	36,763,700	36,364,809	(398,891)
British Pound
GBP 18,582,779	BUY	10/16/08	33,421,500	33,080,562	(340,938)
British Pound
GBP 40,368,442	BUY	10/16/08	71,980,970	71,862,811	(118,159)
Japanese Yen
JPY 5,869,556,194	BUY	10/10/08	53,615,494	55,281,822	1,666,328
Japanese Yen
JPY 3,700,250,952	BUY	10/31/08	35,707,850	34,972,470	(735,380)
Japanese Yen
JPY 3,701,854,234	BUY	10/31/08	35,707,850	34,987,624	(720,226)
Russian Ruble
RUB 444,071,800	BUY	10/22/08	17,245,507	17,253,571	8,064
					$(81,391)
Colombian Peso
COP 18,746,322,560	SELL	10/22/08	8,979,500	8,530,870	$448,630
EU Euro
EUR 49,957,963	SELL	10/16/08	71,305,000	70,450,361	854,639
British Pound
GBP 39,010,462	SELL	10/16/08	69,559,554	69,445,370	114,184
British Pound
GBP 40,368,442	SELL	10/16/08	71,980,970	71,862,811	118,159
Indonesian Rupiah
IDR 87,460,330,000	SELL	10/22/08	8,979,500	9,245,956	(266,456)
Russian Ruble
RUB 444,071,800	SELL	10/22/08	17,060,000	17,253,571	(193,571)
Russian Ruble
RUB 444,071,800	SELL	10/22/08	17,245,507	17,253,571	(8,064)
					$1,067,521

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2008 (Unaudited) (continued)

ING VP Intermediate Bond Portfolio Open Futures Contracts on September 30, 2008

			Unrealized
	Number		Appreciation/
Contract Description	of Contracts	Expiration Date	(Depreciation)
Long Contracts
Australia 90-Day Bank Bill	1,046	09/10/09	$989,989
Australia 3-Year Bond	2,226	12/15/08	1,620,145
Euro-Bund	424	12/08/08	436,413
Euro-Schatz	1,320	12/08/08	1,588,364
Long Gilt	617	12/29/08	97,987
			$4,732,898
Short Contracts
Australia 10-Year Bond	55	12/15/08	$(59,504)
U.S. Treasury 2-Year Note	802	12/31/08	(1,092,224)
U.S. Treasury 10-Year Note	3,185	12/19/08	2,220,701
U.S. Treasury Long Bond	878	12/19/08	(103,215)
			$965,758

PORTFOLIO OF INVESTMENTS
ING VP Intermediate Bond Portfolio	as of September 30, 2008 (Unaudited) (continued)

ING VP Intermediate Bond Fund Interest Rate Swap Agreements Outstanding on September 30, 2008:

		Notional		Unrealized
	Termination	Principal		Appreciation/
	Date	Amount		(Depreciation)
Receive a fixed rate equal to 4.04221% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Citibank N.A., New York	12/13/09	USD	173,948,000	$3,766,253
Receive a fixed rate equal to 3.18600% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Citibank N.A., New York	04/22/10	USD	179,215,000	783,708
Receive a fixed rate equal to 7.060% and pay a floating rate based on 3-month NZD-BBR-FRA Counterparty: UBS AG, London	01/28/11	NZD	287,633,000	674,932
Receive a fixed rate equal to 7.015% and pay a floating rate based on 3-month NZD-BBR-FRA Counterparty: UBS AG, London	02/04/11	NZD	144,010,000	257,579
Receive a floating rated based on 3-month USD-LIBOR and pay a fixed rate equal to 2.87750% Counterparty: Citibank N.A., New York	04/14/11	USD	4,310,000	46,857
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 3.56500% Counterparty: Citibank N.A., New York	04/17/13	USD	1,350,000	8,534
Receive a floating rate based on 3-month NZD-BBR-FRA and pay a fixed rate equal to 7.055% Counterparty: UBS AG, London	01/28/16	NZD	97,796,000	(1,311,595)
Receive a floating rate based on 3-month NZD-BBR-FRA and pay a fixed rate equal to 7.000% Counterparty: UBS AG, London	02/04/16	NZD	48,390,000	(550,055)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 4.80031% Counterparty: Citibank N.A., New York	12/13/17	USD	41,434,000	(2,015,565)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 4.27000% Counterparty: Citibank N.A., New York	01/23/18	USD	108,077,000	718,707
				$2,379,355

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING VP Intermediate Bond Portfolio

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	December 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	December 1, 2008
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	December 1, 2008